Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 2, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founders Shares) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On September 11, 2021, the over-allotment option expired.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $5,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $8,750,000 in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. April 25, 2023, the Company and Jefferies entered into an Engagement Letter (the “Jefferies Engagement Letter”), pursuant to which the underwriters fee may be paid in full in cash at closing of the Business Combination with Starton or 50% at Closing and 50% deferred over a period of up to two years, depending on the level of cash available to the Company immediately prior to the closing of the Business Combination with Starton.

Vendor Agreements

On April 7, 2023, the Company entered into an agreement with a financial filing and printing firm (the “Printer”) for services as needed by the Company in connection with a Business Combination. Pursuant to this agreement, the Company incurred approximately $15,000 in fees during the six months ended June 30, 2023. Pursuant to the agreement, the Company will pay the Printer a total of approximately of $125,000, inclusive of the $15,000 paid by the Company during the six months ended June 30, 2023. The remaining $110,000 is contingent upon the consummation of the Business Combination.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 2, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founders Shares) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On September 11, 2021, the over-allotment option expired.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $5,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $8,750,000 in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.